EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

As at December 31, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2017	2016
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Golden Opus Inc. ("G. Opus")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

Movements in equity method investments for the years ended December 31, 2017 and 2016 are summarized as follows:

(in thousands of $)	G. Opus	UFC	Seateam	CCL	Total
At December 31, 2015	4,958	770	497	—	6,225
Distributions received from associated companies	—	—	(256)	—	(256)
Share of income / (loss)	(694)	(149)	462	—	(381)
Impairment loss	(2,142)	—	—	—	(2,142)
Equity contribution	750	—	—	—	750
Purchases	—	—	28	—	28
At December 31, 2016	2,872	621	731	—	4,224
Distributions received from associated companies	(7,300)	—	(257)	—	(7,557)
Share of income / (loss)	3,473	827	320	—	4,620
Equity contribution	1,000	—	—	—	1,000
At December 31, 2017	45	1,448	794	—	2,287

The following tables include summarized financial information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements shown below:

(in thousands of $)	G. Opus		UFC		Others		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Current assets	119	1,715	4,125	1,819	9,867	10,086	14,111	13,620
Non current assets	—	21,936	—	—	389	363	389	22,299
Total assets	119	23,651	4,125	1,819	10,256	10,449	14,500	35,919

Current liabilities	29	155	1,227	577	6,521	7,216	7,777	7,948
Long-term liabilities	—	17,751	—	—	35	11	35	17,762
Stockholders' equity	90	5,745	2,898	1,242	3,700	3,222	6,688	10,209

Percentage of ownership in equity investees	50%		50%		*
Equity investment of associated companies	45	2,872	1,448	621	821	715	2,314	4,208

Consolidation and reconciling adjustments:							—	—
Other	—	—	—	—	(27)	16	(27)	16
Investment in equity investees	45	2,872	1,448	621	794	731	2,287	4,224

(in thousands of $)	G. Opus			UFC			Others
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Total operating revenue	3,817	4,262	5,739	7,413	9,591	23,977	8,815	8,391	7,494
Gain sale of vessel	7,166	—	—	—	—	—	—	—	—
Total operating expense	(3,324)	(4,905)	(8,864)	(5,914)	(9,885)	(23,450)	(7,063)	(6,576)	(6,043)
Net operating (loss) income	7,659	(643)	(3,125)	1,499	(294)	527	1,752	1,815	1,451
Net (loss) income	6,945	(1,299)	(3,742)	1,654	(297)	489	1,633	1,611	1,301

Percentage of ownership in investees	50%			50%			*
Equity in net income (loss) of associated companies	3,473	(650)	(1,871)	827	(149)	245	362	357	276

Consolidation and reconciling adjustments:

Excluded (income) loss prior to the Merger in 2015**	—	—	1,050	—	—	(105)	—	—	(28)
Other	—	(44)	—	—	—	—	(42)	105	—
Equity in net income (loss) of associated companies	3,473	(694)	(821)	827	(149)	140	320	462	248

Impairment loss on investment	—	(2,142)	(4,600)	—	—	—	—	—	—
Total equity in net income (loss) of associated companies including impairment losses	3,473	(2,836)	(5,421)	827	(149)	140	320	462	248

	Total
	2017	2016	2015
Total operating revenue	20,045	22,244	37,210
Gain sale of vessel	7,166	—	—
Total operating expense	(16,301)	(21,366)	(38,357)
Net operating (loss) income	10,910	878	(1,147)
Net (loss) income	10,232	15	(1,952)

Equity in net income (loss) of associated companies	4,662	(442)	(1,350)

Consolidation and reconciling adjustments:

Excluded (income) loss prior to the Merger in 2015**	—	—	917
Other	(42)	61	—
Equity in net income (loss) of associated companies	4,620	(381)	(433)

Impairment loss on investment	—	(2,142)	(4,600)
Total equity in net income (loss) of associated companies including impairment losses	4,620	(2,523)	(5,033)

*Calculation based on a percentage range between 21.25% and 25%
**The table includes results for the full year 2015, but that these entities were acquired as a part of the merger which closed on March 31, 2015 and therefore the company’s share of results is only recorded for the period subsequent to the merger.

In 2017, Golden Opus Inc. sold its only vessel to an unrelated third party and repaid its outstanding bank debt. Following these transactions, Golden Opus Inc. distributed $7.3 million in cash to each of the two joint venture partners, respectively. As of December 31, 2016 and 2015, Golden Opus had a $22 million senior secured term loan agreement with us as guarantor for 50% of the facility.

In 2017, cash dividends received from equity method investees amounted to $7.6 million (2016: $0.3 million, 2015: $0.1 million).

In April 2016, we purchased an additional 5,156 ordinary shares at par value of SG$1 in Seateam. The purchase increased the stake of the Company from 21.25% to 22.19%. The net asset value per share at the date of the purchase was $5.47 and resulted in a gain on purchase of $24 thousand recognized in other financial items.

In March 2016, we contributed $0.8 million additional capital to Golden Opus Inc.

As of March 31, 2016, we recorded an impairment loss of $2.2 million of the investment in Golden Opus Inc. following an impairment review triggered by the continuing fall in rates in the Baltic Dry Index. The loss recorded corresponded to the difference between the carrying value prior to the impairment of $5.3 million and its estimated fair value of $3.1 million.

In February 2016, Golden Union Shipping Co S.A. equally transferred its 20% stake in CCL to the remaining four joint venture partners (Bocimar International NV, C Transport Holding Ltd, Star Bulk Carrier Corp and the Company). The Company's initial investment in Capesize Chartering and subsequent share of results is insignificant at December 31, 2017.

As of December 31, 2015, we recorded an impairment loss of $4.6 million of the investment in Golden Opus Inc. following an impairment review that was triggered by the significant fall in rates in the Baltic Dry Index. The loss recorded is equal to the difference between the carrying value prior to the impairment of $9.6 million and its estimated fair value of $5.0 million.

With reference to Note 28 and in February 2015, the Former Golden Ocean, Bocimar International NV, C Transport Holding Ltd, Golden Union Shipping Co S.A., and Star Bulk Carriers Corp. announced the formation of a new joint venture company, Capesize Chartering Ltd. We acquired the Former Golden Ocean's 20% interest in Capesize Chartering upon completion of the Merger and allocated nil value to the shares.